The Royce Funds

745 Fifth Avenue New York, NY 10151 (212) 508-4500 (800) 221-4268 e-mail: funds@roycenet.com website: www.roycefunds.com

September 23, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention: Division of Investment Management

Re:	Royce Small-Cap Leaders Fund (formerly Royce 100 Fund) a series of The Royce Fund (Securities Act Reg. No. 002-80348 and Investment Company Act File No. 811-03599)

Ladies and Gentlemen:

       Attached for filing, pursuant to Rule 497 under the Securities Act of 1933, as amended, is an exhibit containing interactive data format risk/return summary information relating to the supplement filed on September 11, 2015 to the prospectus, dated May 1, 2015, for Royce 100 Fund (renamed Royce Small-Cap Leaders Fund effective September 15, 2015).

        Please direct any further communications relating to this filing to the undersigned at (212) 508-4578.

Very truly yours,

/s/ John E. Denneen

John E. Denneen Secretary